RiverNorth Opportunities Fund, Inc.
Schedule of Investments	September 30, 2025 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (54.01%)
Great Britain (12.66%)
563,958	Pershing Square Holdings, Ltd.	$34,852,604

United States (41.35%)
429,082	abrdn Emerging Markets Equity Income Fund, Inc.	2,780,451
298,780	abrdn Total Dynamic Dividend Fund	2,826,459
193,078	Avenue Income Credit Strategies Fund	1,119,853
193,972	BlackRock Health Sciences Term Trust	2,797,076
3	BlackRock Income Trust, Inc.	34
191,691	BlackRock Multi-Sector Income Trust	2,566,742
152,466	BlackRock Municipal Income Quality Trust	1,669,503
341,608	BlackRock Municipal Income Trust	3,433,160
331,830	BlackRock Municipal Income Trust II	3,467,624
167,757	BlackRock MuniHoldings Fund, Inc.	1,971,145
287,842	BlackRock MuniHoldings Quality Fund II, Inc.	2,895,691
141,200	BlackRock MuniVest Fund II, Inc.	1,500,956
19,728	BlackRock MuniVest Fund, Inc.	135,334
187,151	BlackRock MuniYield Fund, Inc.	1,976,315
300,215	BlackRock MuniYield Quality Fund II, Inc.	3,011,156
669,245	BlackRock Resources & Commodities Strategy Trust	6,806,222
450,000	BlackRock Science and Technology Term Trust(a)(b)	9,972,000
349,733	Calamos Long/Short Equity & Dynamic Income Trust	5,651,685
3	ClearBridge Energy MLP Opportunity Fund, Inc.	135
475,517	Clough Global Dividend and Income Fund	2,829,326
213,277	Clough Global Equity Fund	1,623,038
1,100,000	Clough Global Opportunities Fund	6,270,000
190,819	First Trust High Yield Opportunities 2027 Term Fund	2,764,967
400,000	India Fund, Inc.	5,860,000
102,815	Invesco Municipal Opportunity Trust	994,221
343,093	Kayne Anderson Energy Infrastructure Fund	4,244,060
109,174	Liberty All Star® Equity Fund	692,163
96,778	Nuveen Dow 30sm Dynamic Overwrite Fund	1,441,024
345,951	PIMCO Global StocksPLUS & Income Fund	2,957,881
739,248	Royce Micro-Cap Trust, Inc.(a)(b)	7,680,787
527,804	Royce Value Trust, Inc.(a)(b)	8,513,479
381,079	Saba Capital Income & Opportunities Fund	2,960,984
845,000	Saba Capital Income & Opportunities Fund II	7,706,400
88,573	Special Opportunities Fund, Inc.	1,372,882
138,901	Sprott Focus Trust, Inc.	1,154,267
17,620	Western Asset Managed Municipals Fund, Inc.	182,191
		113,829,211
TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $122,882,647)		148,681,815

Shares	Description	Rate	Maturity Date	Value (Note 2)
CLOSED-END FUNDS - PREFERRED SHARES (0.55%)
United States (0.55%)
72,380	Virtus Convertible & Income Fund II(c)	5.500%	12/31/99	1,506,952

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $1,538,381)				1,506,952

Shares	Description	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (0.22%)
United States (0.22%)
39,944	FS KKR Capital Corp.	$596,364

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $610,017)		596,364

Shares	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (2.25%)
United States (2.25%)
11,823	CION Investment Corp.	7.500%	12/30/29	298,767
200,000	Crescent Capital BDC, Inc.	5.000%	05/25/26	4,992,000
900,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	889,828

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $6,206,053)				6,180,595

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (1.33%)
United States (1.33%)
$1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	984,498
107,745	MidCap Financial Investment Corp.	8.000%	12/15/28	2,714,107

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,673,201)				3,698,605

CORPORATE BONDS (14.74%)
United States (14.74%)
2,000,000	Barings BDC, Inc.	7.000%	02/15/29	2,081,491
1,000,000	Barings Private Credit Corp.(d)	6.150%	06/11/30	998,889
4,239,000	BlackRock TCP Capital Corp.	6.950%	05/30/29	4,372,662
629	Blackstone Private Credit Fund(d)	2.625%	12/15/26	615
157	Blackstone Private Credit Fund(d)	3.250%	03/15/27	154
290,000	Blackstone Secured Lending Fund(e)	2.125%	02/15/27	280,666
550,000	Blue Owl Capital Corp.	3.125%	04/13/27	535,581
428	Blue Owl Credit Income Corp.(d)	3.125%	09/23/26	422
2,492,000	Blue Owl Credit Income Corp.	3.125%	09/23/26	2,457,130
2,700,000	Blue Owl Credit Income Corp.	7.750%	09/16/27	2,838,392
2,500,000	Blue Owl Technology Finance Corp.(d)	4.750%	12/15/25	2,493,858
2,000,000	Blue Owl Technology Finance Corp.	6.750%	04/04/29	2,064,175
3,000,000	Franklin BSP Capital Corp.	3.250%	03/30/26	2,973,918
2,900,000	Franklin BSP Capital Corp.	7.200%	06/15/29	3,005,677
1,250,000	FS KKR Capital Corp.	6.125%	01/15/31	1,239,040
900,000	FS KKR Capital Corp.	6.875%	08/15/29	922,214
1,000,000	Morgan Stanley Direct Lending Fund	6.150%	05/17/29	1,036,334
3,500,000	New Mountain Finance Corp.	6.875%	02/01/29	3,597,114
1,500,000	North Haven Private Income Fund LLC	5.750%	02/01/30	1,507,498
6,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	6,210,966
2,000,000	PennantPark Investment Corp.	4.000%	11/01/26	1,942,994
TOTAL CORPORATE BONDS
(Cost $39,346,247)				40,559,790

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (50.93%)(f)
Canada (0.18%)
50,000	Oxley Bridge Acquisition, Ltd.	$502,000

Cayman Islands (0.38%)
100,000	Fifth Era Acquisition Corp. I	1,036,000

China (0.49%)
65,000	Future Vision II Acquisition Corp.	679,900
65,000	Rising Dragon Acquisition Corp.	677,300
24,010	Scage Future	1,143
		1,358,343
Great Britain (0.48%)
509	Akari Therapeutics PLC	514
66,667	Axiom Intelligence Acquisition Corp. 1	663,337
65,632	Tavia Acquisition Corp.	665,508
		1,329,359
Hong Kong (1.65%)
50,000	A Paradise Acquisition Corp.	495,000
130,000	A SPAC III Acquisition Corp.	1,365,000
100,000	BEST SPAC I Acquisition Corp.	1,004,000
100,000	Copley Acquisition Corp.	1,010,000
65,000	YHN Acquisition I, Ltd.	679,250
		4,553,250
Israel (0.00%(g))
120	REE Automotive, Ltd.	87

Japan (0.38%)
100,000	Ribbon Acquisition Corp.	1,040,000

Mexico (0.09%)
25,298	Globa Terra Acquisition Corp.	257,280

Singapore (0.84%)
100,000	Chenghe Acquisition III Co.	998,000
100,000	Columbus Acquisition Corp.	1,020,000
64,612	GCL Global Holdings, Ltd.	4,006
25,712	RF Acquisition Corp. II	276,147
		2,298,153
United States (46.44%)
44,019	1RT Acquisition Corp.	464,400
50,000	AA Mission Acquisition Corp.	526,000
307,637	abrdn Life Sciences Investors	4,771,450
140,000	Aldel Financial II, Inc.	1,463,000
65,000	Andretti Acquisition Corp. II	679,900
90,000	Archimedes Tech SPAC Partners II Co.	918,000
100,000	Armada Acquisition Corp. II	1,040,000
100,000	Artius II Acquisition, Inc.	1,013,000
157,062	Barings BDC, Inc.	1,375,863
43,750	BERTO ACQUISITION Corp.	468,563
100,000	Bleichroeder Acquisition Corp. I	1,040,000

Shares	Description	Value (Note 2)
100,000	Blue Acquisition Corp.	$1,009,000
42,522	Blue Owl Technology Finance Corp.	587,654
100,000	Blue Water Acquisition Corp. III	1,003,000
50,000	BTC Development Corp.	505,000
100,000	Cal Redwood Acquisition Corp.	1,017,000
25,000	CARTESIAN GROWTH Corp. III	254,250
58,500	Cayson Acquisition Corp.	611,910
65,520	Centurion Acquisition Corp.	691,236
37,500	ChampionsGate Acquisition Corp.	379,875
100,000	Charlton Aria Acquisition Corp.	1,036,000
100,000	Churchill Capital Corp. X	1,353,000
85,696	CO2 Energy Transition Corp.	908,772
50,000	Cohen Circle Acquisition Corp. II	514,000
50,000	Columbus Circle Capital Corp. I	525,000
100,000	Crane Harbor Acquisition Corp.	1,007,000
100,000	CSLM Digital Asset Acquisition Corp. III, Ltd.	1,010,000
50,000	D Boral ARC Acquisition I Corp.	500,000
50,026	Digital Asset Acquisition Corp.	527,774
100,000	Drugs Made In America Acquisition Corp.	1,040,000
100,000	Drugs Made In America Acquisition II Corp.	994,500
40,000	DT Cloud Star Acquisition Corp.	418,400
75,000	Dune Acquisition Corp. II	766,500
100,000	EGH Acquisition Corp.	1,001,000
64,998	EQV Ventures Acquisition Corp.	674,679
100,000	EQV Ventures Acquisition Corp. II	1,001,000
100,000	Fact II Acquisition Corp.	1,040,000
100,000	FG Merger II Corp.	1,033,000
100,000	FIGX Capital Acquisition Corp.	999,000
100,000	Galata Acquisition Corp. II	998,000
100,000	Gesher Acquisition Corp. II	1,015,000
50,000	GigCapital7 Corp.	527,500
34,968	Golub Capital BDC, Inc.	478,712
50,000	Gores Holdings X, Inc.	516,000
58,868	GP-Act III Acquisition Corp.	624,001
35,000	Graf Global Corp.	368,900
100,190	GSR III Acquisition Corp.	1,037,968
100,000	GSR IV Acquisition Corp.	1,013,500
30,342	Haymaker Acquisition Corp. 4, Class A	344,078
44,444	HCM III Acquisition Corp.	458,218
100,000	Hennessy Capital Investment Corp. VII	1,042,000
130,000	HORIZON SPACE ACQUISITION II Corp.	1,362,400
117,708	Howard Hughes Holdings, Inc.	9,672,066
33,524	IB Acquisition Corp.	355,019
100,000	Indigo Acquisition Corp.	1,011,000
62,500	Inflection Point Acquisition Corp. III	631,250
136,777	iShares 10+ Year Investment Grade Corporate Bond ETF	7,049,487
100,000	Jackson Acquisition Co. II	1,041,000
100,000	K&F Growth Acquisition Corp. II	1,030,000
10,299	Kayne Anderson BDC, Inc.	137,183
100,000	Kochav Defense Acquisition Corp.	1,024,000
100,000	Lakeshore Acquisition III Corp.	1,026,000
50,000	Launch One Acquisition Corp.	525,000
55,000	Launch Two Acquisition Corp.	574,750
66,874	Legato Merger Corp. III	718,227
100,000	Lightwave Acquisition Corp.	1,005,000
55,008	Lionheart Holdings	578,134
100,000	Live Oak Acquisition Corp. V	1,040,000
65,000	M3-Brigade Acquisition V Corp.	685,750

Shares	Description	Value (Note 2)
100,000	M3-Brigade Acquisition VI Corp.	$1,012,000
83,334	Maywood Acquisition Corp.	834,173
58,028	Melar Acquisition Corp. I	609,294
191,569	Morgan Stanley Direct Lending Fund	3,080,430
100,000	Mountain Lake Acquisition Corp.	1,040,000
100,000	New Providence Acquisition Corp. III	1,025,000
100,000	Newbury Street II Acquisition Corp.	1,036,000
100,000	NewHold Investment Corp. III	1,034,000
100,000	NMP Acquisition Corp.	1,011,000
107,519	Nuveen Real Estate Income Fund	879,505
159,986	Oaktree Specialty Lending Corp.	2,087,817
100,000	Oyster Enterprises II Acquisition Corp.	1,000,000
90,000	Pantages Capital Acquisition Corp.	940,500
100,000	Pelican Acquisition Corp.	1,020,000
243,512	Pershing Square Tontine Holdings(h)	–
285,935	PIMCO Dynamic Income Strategy Fund(a)	7,128,360
66,667	Pioneer Acquisition I Corp.	670,006
87,500	Plum Acquisition Corp. IV	896,875
40,000	ProCap Acquisition Corp.	420,000
100,000	Quantumsphere Acquisition Corp.	1,013,000
100,000	Quartzsea Acquisition Corp.	1,010,000
88,836	Range Capital Acquisition Corp.	923,894
100,000	Real Asset Acquisition Corp.	1,029,000
30,000	Renatus Tactical Acquisition Corp. I	343,200
50,000	Republic Digital Acquisition Co.	525,500
25,000	Rithm Acquisition Corp.	260,000
100,000	Roman DBDR Acquisition Corp. II	1,050,010
100,000	Siddhi Acquisition Corp.	1,027,000
66,667	Silver Pegasus Acquisition Corp.	678,003
24,999	Silverbox Corp. IV	261,740
50,000	SIM Acquisition Corp. I	527,000
100,000	Sizzle Acquisition Corp. II	1,021,000
100,000	Solarius Capital Acquisition Corp.	1,008,000
90,000	Soulpower Acquisition Corp.	918,900
100,000	Spring Valley Acquisition Corp. III	1,028,000
50,000	Starry Sea Acquisition Corp.	507,000
100,000	Stellar V Capital Corp.	1,035,000
99,000	StoneBridge Acquisition II Corp.	987,030
100,000	Talon Capital Corp.	1,004,880
138,613	TCG BDC, Inc.	1,732,663
100,000	Texas Ventures Acquisition III Corp.	1,081,000
80,000	Thayer Ventures Acquisition Corp. II	814,400
100,000	Titan Acquisition Corp.	1,030,000
100,000	Trailblazer Acquisition Corp.	1,022,500
100,000	Translational Development Acquisition Corp.	1,029,000
62,500	UY Scuti Acquisition Corp.	646,250
87,500	Vendome Acquisition Corp. I	872,375
65,000	Vine Hill Capital Investment Corp.	696,150
50,000	Voyager Acquisition Corp.	524,775
25,000	Wen Acquisition Corp.	260,750
130,000	Willow Lane Acquisition Corp.	1,505,400
52,742	WinVest Acquisition Corp.	670,351
		127,827,600
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $130,349,278)		140,202,072

Shares	Description	Value (Note 2)
RIGHTS (0.20%)
China (0.01%)
65,000	Future Vision II Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	$8,456
65,000	Rising Dragon Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	10,673
		19,129
Great Britain (0.01%)
66,667	Axiom Intelligence Acquisition Corp. 1, Strike Price $0.01, Expires 12/31/2049	10,667
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	8,836
		19,503
Hong Kong (0.01%)
50,000	A Paradise Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	8,000
100,000	BEST SPAC I Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	14,010
65,000	YHN Acquisition I, Ltd., Strike Price $0.01, Expires 01/01/2049	9,100
		31,110
Malaysia (0.00%(g))
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,165

Singapore (0.00%(g))
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,024

United States (0.17%)
44,669	Aimei Health Technology Co., Ltd., Strike Price $0.01, Expires 12/31/2049	14,294
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	3,323
100,000	Artius II Acquisition, Inc., Strike Price $0.01, Expires 12/31/2049	22,000
30,110	Bayview Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,818
13,188	Black Hawk Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,826
3	BlackRock Income Trust, Inc., Strike Price $0.01, Expires 10/21/2025	–
100,000	Bleichroeder Acquisition Corp. I, Strike Price $0.01, Expires 01/01/2049	68,000
17,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,828
58,500	Cayson Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	9,360
32,760	Centurion Acquisition Corp., Strike Price $11.50, Expires 08/01/2029	11,138
100,000	Charlton Aria Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	18,000
3	ClearBridge Energy Midstream Opportunity Fund, Inc., Strike Price $0.01, Expires 10/13/2025	–

Shares	Description	Value (Note 2)
61,161	CN Healthy Food Tech Group Corp., Strike Price $0.01, Expires 12/31/2049	$44,874
5	Cohen & Steers Infrastructure Fund, Inc., Strike Price $0.01, Expires 10/17/2025	–
40,000	DT Cloud Star Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	6,000
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	6,021
57,276	Flag Ship Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	6,879
18,571	GSR III Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	157,668
64,668	Horizon Space Acquisition I Corp., Strike Price $0.01, Expires 12/31/2049	10,347
33,524	IB Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,682
29,014	Melar Acquisition Corp. I, Strike Price $11.50, Expires 06/01/2031	4,537
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	5,543
35,695	OneMedNet Corp., Strike Price $11.50, Expires 12/31/2028	1,867
3,246	Quetta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,733
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	38,023
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,274
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	7,603
		471,638
TOTAL RIGHTS
(Cost $441,568)		548,569

WARRANTS (0.31%)
Canada (0.00%(g))
53,236	Borealis Foods, Inc., Strike Price $11.50, Expires 02/09/2029	4,073

Cayman Islands (0.01%)
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	755
24,100	Namib Minerals, Strike Price $11.50, Expires 06/05/2030	3,374
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	2,305
57,401	TNL Mediagene, Strike Price $11.50, Expires 12/05/2029	350
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	78
		6,862
China (0.00%(g))
16,125	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	195
52,566	Youlife Group, Inc., Strike Price $11.50, Expires 07/10/2030	6,308
		6,503
Germany (0.00%(g))
19,034	Heramba Electric PLC, Strike Price $11.50, Expires 10/10/2028	114

Shares	Description	Value (Note 2)
Great Britain (0.00%(g))
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	$489

Hong Kong (0.00%(g))
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	33
36,015	NewGenIvf Group, Ltd., Strike Price $11.50, Expires 06/26/2028	594
28,984	Triller Group, Inc., Strike Price $11.50, Expires 03/15/2027	1,530
		2,157
Indonesia (0.00%(g))
26,628	Polibeli Group, Ltd., Strike Price $11.50, Expires 06/23/2030	2,484

Ireland (0.00%(g))
51,043	SMX Security Matters PLC, Strike Price $11.50, Expires 03/07/2028	1,128

Israel (0.00%(g))
55,368	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 05/01/2029	28
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	864
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	8
		900
Luxembourg (0.00%(g))
13,063	Moolec Science SA, Strike Price $11.50, Expires 09/27/2027	148

Malaysia (0.00%(g))
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028	1,128

Singapore (0.01%)
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	255
53,773	ESGL Holdings, Ltd., Strike Price $11.50, Expires 04/13/2028	5,915
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	5,848
19,616	Helport AI, Ltd., Strike Price $11.50, Expires 08/05/2029	3,874
25,712	RF Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	2,059
		17,951
Switzerland (0.00%(g))
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	4

United States (0.29%)
25,000	AA Mission Acquisition Corp., Strike Price $11.50, Expires 08/01/2030	4,000
70,000	Aldel Financial II, Inc., Strike Price $11.50, Expires 10/10/2029	35,707
32,785	AleAnna, Inc., Strike Price $11.50, Expires 12/13/2029	6,229

Shares	Description	Value (Note 2)
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	$–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	581
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	378
32,500	Andretti Acquisition Corp. II, Strike Price $11.50, Expires 10/24/2029	6,500
30,397	AtlasClear Holdings, Inc., Strike Price $690.00, Expires 10/25/2028	821
81,786	Beneficient, Strike Price $11.50, Expires 06/07/2028	1,178
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	714
51,016	CDT Equity, Inc., Strike Price $11.50, Expires 02/03/2027	539
54,641	Classover Holdings, Inc., Strike Price $11.50, Expires 04/07/2030	4,382
61,161	CN Healthy Food Tech Group Corp., Strike Price $11.50, Expires 02/16/2029	6,177
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	601
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
72,474	DIH Holdings US, Inc., Strike Price $11.50, Expires 02/07/2028	725
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	177
50,000	Dynamix Corp., Strike Price $11.50, Expires 12/06/2029	105,500
21,666	EQV Ventures Acquisition Corp., Strike Price $11.50, Expires 07/01/2031	10,833
54,641	EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,459
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	5
50,000	FIGX Capital Acquisition Corp., Strike Price $11.50, Expires 06/26/2030	12,000
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	929
50,000	Gesher Acquisition Corp. II, Strike Price $11.50, Expires 03/12/2030	16,000
50,000	GigCapital7 Corp., Strike Price $11.50, Expires 09/11/2029	22,500
9,479	Global Gas Corp., Strike Price $11.50, Expires 10/29/2027	15
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	1,972
29,434	GP-Act III Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	7,653
17,500	Graf Global Corp., Strike Price $11.50, Expires 08/07/2029	5,775
15,171	Haymaker Acquisition Corp. 4, Strike Price $11.50, Expires 09/12/2028	6,068
3,100	HCM II Acquisition Corp., Strike Price $11.50, Expires 10/10/2029	18,600
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	4,307
50,640	iCoreConnect, Inc., Strike Price $11.50, Expires 05/15/2028	127
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	9,813
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	1,313

Shares	Description	Value (Note 2)
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	$564
130,463	Kodiak AI, Inc., Strike Price $11.50, Expires 09/24/2030	138,943
25,000	Launch One Acquisition Corp., Strike Price $11.50, Expires 08/29/2029	5,753
27,500	Launch Two Acquisition Corp., Strike Price $11.50, Expires 11/26/2029	10,175
33,437	Legato Merger Corp. III, Strike Price $11.50, Expires 03/28/2029	11,703
27,504	Lionheart Holdings, Strike Price $11.50, Expires 08/09/2029	7,014
32,500	M3-Brigade Acquisition V Corp., Strike Price $11.50, Expires 09/23/2030	39,650
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	85
33,472	Nabors Energy Transition Corp. II, Strike Price $11.50, Expires 09/05/2028	9,372
19,815	Nature's Miracle Holding, Inc., Strike Price $11.50, Expires 03/12/2029	111
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2
50,000	Newbury Street II Acquisition Corp., Strike Price $11.50, Expires 12/27/2029	11,550
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	92
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	–
54,328	OSR Holdings, Inc., Strike Price $11.50, Expires 02/14/2030	2,212
60,878	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049(h)	–
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	–
16,945	Priveterra Acquisition Corp. II, Strike Price $11.50, Expires 01/07/2027	339
8,612	PYXIS ONCOLOGY INC WTS, Strike Price $0.01, Expires 07/29/2027	225
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
8,333	Silverbox Corp. IV, Strike Price $11.50, Expires 09/24/2029	3,667
25,000	SIM Acquisition Corp. I, Strike Price $11.50, Expires 08/28/2029	9,250
12,102	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	2,334
41,072	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2028	3,581
32,500	Vine Hill Capital Investment Corp., Strike Price $11.50, Expires 10/25/2029	52,000
34,072	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	341
25,000	Voyager Acquisition Corp., Strike Price $11.50, Expires 05/16/2031	4,250
12,789	VSee Health, Inc., Strike Price $11.50, Expires 11/04/2028	216
65,000	Willow Lane Acquisition Corp., Strike Price $11.50, Expires 12/28/2029	182,039
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	1,060
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	1,810

Shares	Description	Value (Note 2)
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026	$3,393
		798,090
TOTAL WARRANTS
(Cost $745,406)		842,031

EXCHANGE TRADED FUNDS - COMMON SHARES (5.80%)
United States (5.80%)
300,000	iShares Flexible Income Active ETF	15,972,000

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES
(Cost $15,777,987)		15,972,000

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
GOVERNMENT BOND (1.44%)
United States (1.44%)
$4,000,000	United States Treasury Bill(a)(b)	3.897%	12/18/25	3,966,579
TOTAL GOVERNMENT BOND
(Cost $3,966,649)				3,966,579

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS (0.05%)
Put Option Contracts (0.05%)
Alphabet, Inc.
The Options Clearing Corporation	10/17/2025	$240.00	81	1,972,755	37,260

Uber Technologies, Inc.
The Options Clearing Corporation	10/24/2025	98.00	272	2,664,784	93,160

TOTAL PURCHASED OPTIONS
(Cost $172,594)				4,637,539	130,420

Shares	Description	7-Day Yield	Value (Note 2)
SHORT-TERM INVESTMENTS (3.83%)
United States (3.83%)
10,529,110	State Street Institutional Treasury Money Market Fund Premier Class	4.057%	10,529,110

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,529,110)			10,529,110

TOTAL INVESTMENTS (135.66%)
(Cost $336,239,138)		$373,414,902

Series A Cumulative Perpetual Preferred Shares (-35.51%)		(97,750,000)
Other Assets In Excess Of Liabilities ((0.15%))(i)	–	(406,711)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$275,258,191

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (-1.58%)
Amazon.com, Inc.	(3,500)	$(768,495)
Uber Technologies, Inc.	(5,620)	(550,592)
Brookfield Corp.	(27,000)	(1,851,660)
Hilton Worldwide Holdings, Inc.	(3,000)	(778,320)
Microsoft Corp.	(265)	(137,257)
NIKE, Inc.	(1,710)	(119,238)
NVIDIA Corp.	(754)	(140,681)

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS		(4,346,243)

EXCHANGE TRADED FUNDS - COMMON SHARES (-1.53%)
Vanguard® S&P 500® ETF	(6,879)	(4,212,562)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(4,212,562)

CLOSED-END FUNDS - COMMON SHARES (-1.41%)
SPDR Portfolio S&P 500 ETF	(49,450)	(3,873,913)

TOTAL CLOSED-END FUNDS - COMMON SHARES		(3,873,913)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,239,253)		$(12,432,718)

(a)	All or a portion of the security is pledged as collateral for any loan payable. As of September 30, 2025, the aggregate value of those securities was $4,000,000, representing 1.45% of net assets.
(b)	All or a portion of the security is pledged as collateral for securities sold short. As of September 30, 2025, the aggregate value of those securities was $13,008,346 representing 4.73% of net assets.
(c)	Perpetual maturity.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of those Rule 144A securities held by the Fund was $3,493,938 representing 1.27% of the Fund's net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of September 30, 2025, the aggregate fair value of those securities was $280,666 representing 0.10% of net assets.
(f)	Non-income producing security.
(g)	Less than 0.005%.

(h)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Includes cash in the amount of $4,144,463 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

WRITTEN OPTION CONTRACTS (-0.05%)

Description	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Amount	Value (Note 2)
Call Option Contracts (-0.05%)
Alphabet, Inc.
The Options Clearing Corporation	10/17/2025	$245.00	(80)	56,320	$(1,948,400)	$(47,800)

Uber Technologies, Inc.
The Options Clearing Corporation	10/24/2025	99.00	(271)	114,921	(2,654,987)	(87,398)

TOTAL WRITTEN OPTION CONTRACTS
(Cost $-171,241)					(4,603,387)	(135,198)

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

September 30, 2025 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) was organized as a Maryland corporation on September 9, 2010. The Fund commenced operations on December 24, 2015, and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

On May 15, 2024, the Board of Directors of the Fund (the “Board”) approved a change in the Fund’s fiscal year from July 31 to June 30.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s Articles of Amendment and Restatement permit the Board of Directors (the “Board” or “Directors”) to authorize and issue 37,500,000 shares of common stock with $0.0001 par value per share, 3,910,000 of which have been reclassified as Series A Perpetual Preferred Stock. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the Board and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding, if any (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s investment objective is total return consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2025.

The Fund invests in closed-end funds, exchange-traded funds and business development companies (collectively, “Underlying Funds”), each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, and business development company notes are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Closed-End Funds - Common Shares	$148,681,815	$–	$–		$148,681,815
Closed-End Funds - Preferred Shares	1,506,952	–	–		1,506,952
Business Development Companies - Common Shares	596,364	–	–		596,364
Business Development Companies - Preferred Shares	5,290,767	889,828	–		6,180,595
Business Development Company Notes	2,714,107	984,498	–		3,698,605
Corporate Bonds	–	40,559,790	–		40,559,790
Special Purpose Acquisition Companies - Common Shares/Units	139,176,702	1,025,370	–	(1)	140,202,072
Rights	519,132	29,437	–		548,569
Warrants	816,772	25,259	–	(1)	842,031
Exchange Traded Funds - Common Shares	15,972,000	–	–		15,972,000
Government Bond	–	3,966,579	–		3,966,579
Purchased Options	130,420	–	–		130,420
Short-Term Investments	10,529,110	–	–		10,529,110
Total	$325,934,141	$47,480,761	$–		$373,414,902
Other Financial Instruments
Liabilities:
Securities Sold Short
Special Purpose Acquisition Companies - Common Shares/Units	$(4,346,243)	$–	$–		$(4,346,243)
Exchange Traded Funds - Common Shares	(4,212,562)	–	–		(4,212,562)
Closed-End Funds - Common Shares	(3,873,913)	–	–		(3,873,913)
Total	$(12,432,718)	$–	$–		$(12,432,718)

(1)	Includes a security valued at zero.

For the period ended September 30, 2025, there were no significant transfers into/out of Level 3.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended September 30, 2025, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.